Organization and Business (Details) - Schedule of depreciation is computed using the straight-line method	12 Months Ended
Dec. 31, 2020
Leasehold Improvements [Member]
Organization and Business (Details) - Schedule of depreciation is computed using the straight-line method [Line Items]
Leasehold improvements	Shorter of the useful life or lease term
Minimum [Member] | Network under construction [Member]
Organization and Business (Details) - Schedule of depreciation is computed using the straight-line method [Line Items]
Network under construction	5 years
Minimum [Member] | Office Equipment [Member]
Organization and Business (Details) - Schedule of depreciation is computed using the straight-line method [Line Items]
Office equipment and furniture	2 years
Maximum [Member] | Network under construction [Member]
Organization and Business (Details) - Schedule of depreciation is computed using the straight-line method [Line Items]
Network under construction	10 years
Maximum [Member] | Office Equipment [Member]
Organization and Business (Details) - Schedule of depreciation is computed using the straight-line method [Line Items]
Office equipment and furniture	5 years